Schedule of RSUs outstanding (Details) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period	3,779,623,000	2,453,744,000
Issued	100,000	1,325,879
Forfeitures	(100,000,000)
RSUs outstanding, end of period	3,779,623,000	3,779,623,000